November 21, 2008

                          TOUCHSTONE INVESTMENT TRUST

                           TOUCHSTONE HIGH YIELD FUND

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2008

The Class B shares of the Touchstone High Yield Fund are closed to all new and subsequent investments effective as of the close of business on November 21, 2008. You may obtain additional information by calling Touchstone at 1-800-543-0407.





























              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com


        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


              Please retain this Supplement for future reference.